CONTRIBUTED EQUITY (Tables)	12 Months Ended
Jun. 30, 2019
CONTRIBUTED EQUITY [Abstract]
Issued Capital
		2019	2018
	Note	US$	US$
Issued capital
670,380,352 fully paid ordinary shares (2018: 559,030,352) (2017: 454,030,352)	10(a)	48,853,707	40,483,348

(a)	Movements in issued capital

Date	Details	Number of Ordinary Shares	Issue Price		US$
2019
1 Jul 2018	Opening balance	559,030,352			40,483,348
31 Jul 2018	Conversion of performance rights	200,000		—	27,828
7-13 Dec 2018	Share placement	107,590,909	$	A0.11	8,560,221
1 Feb 2019	Share placement	3,409,091	$	A0.11	271,538
1 Feb 2019	Conversion of performance rights	150,000		—	20,637
	Share issue costs	—		—	(509,865)
30 Jun 2019	Closing balance	670,380,352			48,853,707

2018
1 Jul 2017	Opening balance	454,030,352		—	28,512,793
3 Nov 2017	Share placement	100,000,000	$	A0.16	12,304,000
30 May 2018	Exercise of incentive options	5,000,000	$	A0.05	187,525
30 May 2018	Transfer from share-based payment reserve	—		—	136,746
	Share issue costs	—		—	(657,716)
30 Jun 2018	Closing balance	559,030,352			40,483,348